SHARE BASED COMPENSATION (Schedule of Assumptions Used) (Details) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Additional disclosures
Share-based compensation expenses (in dollars)	5,110	22,826	34,971
Weighted average grant date fair values per share (in RMB per share)			12.42
Total unrecognized compensation expense related to non-vested share-based compensation arrangements	2,274
Weighted-average period for recognition of unrecognized compensation expense	7 months 6 days
Employees [Member]
Additional disclosures
Total fair values of option and warrants vested	4,787	18,936	40,075
Non Employees [Member]
Additional disclosures
Total fair values of option and warrants vested	94	203	1,059
Binomial Pricing Model [Member]
Assumptions used
Post-vesting forfeiture rate (applicable to awards granted to employees only) (as a percent)	20.00%	19.00%	14.00%